Term Loan Obligations - Future Minimum Debt and Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future contractual principal and final fee payments on all debt and capital lease obligations [Abstract]
2019	$ 8,653
2020	6,090
Total	$ 14,743